BALANCE SHEET (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
CONDENSED BALANCE SHEETS
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	15,805,951	10,350,000
Common stock, shares outstanding	15,805,951	10,350,000